Prepaid expenses and other current assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule Of Prepaid Expenses And Other Current Assets Abstract
Other receivables	$ 635,722	$ 454,005
Advance to suppliers	307,457	446,670
Value-added tax recoverable	80,554	0
Prepaid expense	22,428	37,843
Total	$ 1,046,161	$ 938,518